Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Interest received	$ 78,119	$ 81,904	$ 85,584
Fees and commissions received	20,814	18,453	19,588
Interest paid	(9,003)	(16,211)	(17,385)
Cash paid to suppliers and employees	(71,016)	(66,705)	(70,329)
Income taxes received (paid)	2	(9)	21,262
Origination of loans designated held for sale	(188,064)	(137,295)	(173,692)
Sale of loans designated held for sale	167,921	143,019	179,585
Net change in other assets	(835)	585	(1,954)
Net cash (used) provided by operating activities	(2,062)	23,741	42,659
CASH FLOWS FROM INVESTING ACTIVITIES
Maturities of securities available for sale	133,651	115,287	134,088
Maturities of securities held for investment	6,395	7,733	6,601
Proceeds from sale of securities available for sale	256,102	52,689	102,369
Proceeds from sale of securities held for investment	0	0	5,452
Purchases of securities available for sale	(384,120)	(379,262)	(275,839)
Purchases of securities held for investment	(500)	(1,526)	(21,838)
Net new loans and principal payments	(54,633)	(15,248)	78,357
Proceeds from sale of loans	0	1,450	16,401
Proceeds from the sale of other real estate owned	18,369	38,075	9,169
Proceeds from sale of Federal Home Loan Bank and Federal Reserve Bank Stock	296	1,363	2,477
Purchase of Federal Home Loan Bank and Federal Reserve Bank Stock	(142)	(360)	(700)
Additions to bank premises and equipment	(3,839)	(1,070)	(552)
Net cash (used) provided by investing activities	(28,421)	(180,869)	55,985
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in deposits	40,223	81,517	(142,206)
Net increase (decrease) in federal funds purchased and repurchase agreements	551	38,039	(7,460)
Issuance of common stock, net of related expense	0	0	47,127
Repurchase of stock warrants, including related expense	(81)	0	0
Stock based employee benefit plans	196	123	180
Dividend reinvestment plan	0	0	20
Dividends paid on preferred shares	(2,500)	(6,875)	0
Net cash provided (used) by financing activities	38,389	112,804	(102,339)
Net increase (decrease) in cash and cash equivalents	7,906	(44,324)	(3,695)
Cash and cash equivalents at beginning of year	167,081	211,405	215,100
Cash and cash equivalents at end of year	$ 174,987	$ 167,081	$ 211,405